Interest in Other Entities (Details) - Schedule of summarizes the allocation of the preliminary purchase price - Jeff’s Brands Ltd [Member] $ in Thousands	Jan. 04, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of summarizes the allocation of the preliminary purchase price [Line Items]
Cash consideration invested in Jeff Brands	$ 1,400
Non- cash consideration invested in Jeff Brands	71
Difference between fair value and par value of loan extended to Jeff Brands	70
Total consideration	1,541
Less:
Fair value of net assets acquired	2,049
Non-controlling interest	(1,024)
Total acquired	1,025
Goodwill	$ 516